Risk management and financial instruments - Carrying Value and Estimated Fair Value of our Financial Instrument (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Liabilities
Related party loans receivable	$ 198
Related party loans receivable, gross	540
Related party loans receivable, allowance for credit losses	342
Fair value | Level 2
Assets
Related party loans receivable	391	$ 379
Fair value | Level 3 | Related party loans payable
Liabilities
Debt	370	424
Fair value | Level 3 | Secured credit facilities
Liabilities
Debt	1,213	1,193
Fair value | Level 1 | Secured debt
Liabilities
Debt	306	213
Carrying value | Level 2
Assets
Related party loans receivable	391	379
Carrying value | Level 3 | Related party loans payable
Liabilities
Debt	635	426
Carrying value | Level 3 | Secured credit facilities
Liabilities
Debt	5,662	5,662
Carrying value | Level 1 | Secured debt
Liabilities
Debt	$ 546	$ 515